EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Net income/(loss) and share data used in the earnings per share calculation
The following reflects the net income/(loss) and share data used in the earnings per share calculation.

(in thousands of $, except share data)	Six months ended
	June 30,
	2026	2025
Net income	64,362	36,447

Weighted average number of ordinary shares	54,092,376	54,087,768
Share options	—	7,850
Weighted average number of ordinary shares, adjusted for dilution	54,092,376	54,095,618

Earnings per share:
Basic	1.19	0.67
Diluted	1.19	0.67